Contract liabilities	12 Months Ended
Dec. 31, 2025
Contract liabilities [abstract]
Contract liabilities
25.
Contract liabilities

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Unfulfilled service-type maintenance services	145,321	135,771	19,612
Advance from customer	485,362	858,550	124,017
Total	630,683	994,321	143,629
Current	582,592	954,955	137,943
Non-current	48,091	39,366	5,686
Total contract liabilities (Note 7.2)	630,683	994,321	143,629